Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	May 02, 2022	Apr. 30, 2022	Jul. 23, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Jul. 06, 2016
C000228717
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Income Fund
Account Value	$ 11,261	$ 10,514	$ 9,778		$ 9,788	$ 9,871
C000170313
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Income Fund
Account Value	$ 152,380	141,912	131,733		131,639		$ 130,441	$ 102,743	$ 112,138	$ 108,178	$ 104,021	$ 100,000
C000170314
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Income Fund
Account Value	$ 14,603	13,655	12,742		12,806		12,740	10,081	11,054	10,727	10,362	10,000
C000234271
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Account Value	$ 12,540	11,708	10,393	$ 9,775
C000234272
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Account Value	$ 129,260	120,398	106,689	100,000
C000234270
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Account Value	$ 12,752	11,936	10,622	10,000
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value	$ 10,711	10,033	9,747		9,636	10,000
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value	$ 117,772	110,326	107,176		105,952		109,859	108,621	103,578	100,171	100,162	100,000
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value	$ 11,777	11,033	10,718		10,595		10,986	10,862	10,358	10,017	10,016	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,661	9,870	10,017	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 106,612	98,696	100,167	100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,661	9,870	10,017	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,514	8,808	8,939		8,977	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 110,732	102,511	104,038		104,485		114,206	114,512	103,311	98,120	98,434	100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,073	$ 10,251	$ 10,404		$ 10,448		$ 11,421	$ 11,451	$ 10,331	$ 9,812	$ 9,843	$ 10,000